Leases (Tables)	12 Months Ended
Dec. 31, 2014
Lease Rental Costs

	Years Ended December 31,
Lease Rental Costs	2014	2013	2012
	(in millions)
Net Lease Expense on Operating Leases	$304	$327	$346
Amortization of Capital Leases	109	74	73
Interest on Capital Leases	26	28	29
Total Lease Rental Costs	$439	$429	$448

Property, Plant and Equipment and Related Obligations Under Capital Leases

	December 31,
Property, Plant and Equipment Under Capital Leases	2014	2013
	(in millions)
Generation	$104	$103
Other Property, Plant and Equipment	683	627
Total Property, Plant and Equipment Under Capital Leases	787	730
Accumulated Amortization	240	197
Net Property, Plant and Equipment Under Capital Leases	$547	$533

Obligations Under Capital Leases
Noncurrent Liability	$441	$428
Liability Due Within One Year	111	110
Total Obligations Under Capital Leases	$552	$538

Future Minimum Lease Payments

Future Minimum Lease Payments	Capital Leases	Noncancelable Operating Leases
	(in millions)
2015	$134	$293
2016	120	267
2017	98	253
2018	63	239
2019	46	223
Later Years	239	693
Total Future Minimum Lease Payments	700	$1,968
Less Estimated Interest Element	148
Estimated Present Value of Future Minimum Lease Payments	$552

Rockport Lease [Member]
Future Minimum Lease Payments

Future Minimum Lease Payments	AEGCo	I&M
	(in millions)
2015	$74	$74
2016	74	74
2017	74	74
2018	74	74
2019	74	74
Later Years	222	222
Total Future Minimum Lease Payments	$592	$592

Nuclear Fuel Lease [Member]
Future Minimum Lease Payments

Future Minimum Lease Payments	I&M
(in millions)
2015	$32
2016	27
2017	6
2018	2
Total Future Minimum Lease Payments	$67

Appalachian Power Co [Member]
Lease Rental Costs

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,348	$93,440	$6,610	$3,171	$5,465
Amortization of Capital Leases	5,525	44,369	5,714	4,227	14,960
Interest on Capital Leases	1,012	2,834	1,189	747	7,369
Total Lease Rental Costs	$24,885	$140,643	$13,513	$8,145	$27,794

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$17,500	$95,606	$57,814	$4,131	$6,328
Amortization of Capital Leases	6,293	11,307	7,800	4,099	15,456
Interest on Capital Leases	1,410	1,870	4,125	782	8,153
Total Lease Rental Costs	$25,203	$108,783	$69,739	$9,012	$29,937

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Property, Plant and Equipment and Related Obligations Under Capital Leases

December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under Capital Leases:
Generation	$14,166	$18,681	$—	$9,625	$35,442
Other Property, Plant and Equipment	19,414	100,419	22,569	16,472	159,472
Total Property, Plant and Equipment	33,580	119,100	22,569	26,097	194,914
Accumulated Amortization	14,040	15,956	8,003	11,796	80,155
Net Property, Plant and Equipment Under Capital Leases	$19,540	$103,144	$14,566	$14,301	$114,759

Obligations Under Capital Leases:
Noncurrent Liability	$14,435	$61,094	$10,996	$10,929	$91,044
Liability Due Within One Year	5,105	42,050	3,570	3,372	17,557

Total Obligations Under Capital Leases	$19,540	$103,144	$14,566	$14,301	$108,601

December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under Capital Leases:
Generation	$13,531	$18,324	$—	$9,675	$34,476
Other Property, Plant and Equipment	18,720	130,249	26,532	15,413	157,853
Total Property, Plant and Equipment	32,251	148,573	26,532	25,088	192,329
Accumulated Amortization	11,379	15,356	9,800	10,957	66,637
Net Property, Plant and Equipment Under Capital Leases	$20,872	$133,217	$16,732	$14,131	$125,692

Obligations Under Capital Leases:
Noncurrent Liability	$15,718	$87,000	$11,212	$10,222	$105,086
Liability Due Within One Year	5,154	46,210	5,520	3,909	17,899

Total Obligations Under Capital Leases	$20,872	$133,210	$16,732	$14,131	$122,985

Future Minimum Lease Payments

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$5,668	$42,724	$4,140	$4,001	$23,721
2016	5,063	35,817	3,634	3,575	20,700
2017	4,171	11,419	3,381	3,425	21,863
2018	3,166	6,025	2,854	2,391	11,751
2019	1,146	2,718	747	1,173	10,463
Later Years	1,815	22,467	1,489	1,925	46,016
Total Future Minimum Lease Payments	21,029	121,170	16,245	16,490	134,514
Less Estimated Interest Element	1,489	18,026	1,679	2,189	25,913
Estimated Present Value of Future Minimum Lease Payments	$19,540	$103,144	$14,566	$14,301	$108,601

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$15,817	$95,357	$13,471	$3,031	$5,392
2016	15,101	89,448	9,575	2,922	4,679
2017	14,669	87,031	9,036	2,760	4,225
2018	13,886	85,858	7,906	2,391	3,754
2019	11,818	85,130	6,765	1,800	3,457
Later Years	42,866	262,263	24,743	5,094	14,819
Total Future Minimum Lease Payments	$114,157	$705,087	$71,496	$17,998	$36,326

Maximum Potential Loss

Company	Maximum Potential Loss
(in thousands)
APCo	$4,026
I&M	2,861
OPCo	4,829
PSO	2,214
SWEPCo	2,774

Indiana Michigan Power Co [Member]
Lease Rental Costs

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,348	$93,440	$6,610	$3,171	$5,465
Amortization of Capital Leases	5,525	44,369	5,714	4,227	14,960
Interest on Capital Leases	1,012	2,834	1,189	747	7,369
Total Lease Rental Costs	$24,885	$140,643	$13,513	$8,145	$27,794

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$17,500	$95,606	$57,814	$4,131	$6,328
Amortization of Capital Leases	6,293	11,307	7,800	4,099	15,456
Interest on Capital Leases	1,410	1,870	4,125	782	8,153
Total Lease Rental Costs	$25,203	$108,783	$69,739	$9,012	$29,937

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Property, Plant and Equipment and Related Obligations Under Capital Leases

December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under Capital Leases:
Generation	$14,166	$18,681	$—	$9,625	$35,442
Other Property, Plant and Equipment	19,414	100,419	22,569	16,472	159,472
Total Property, Plant and Equipment	33,580	119,100	22,569	26,097	194,914
Accumulated Amortization	14,040	15,956	8,003	11,796	80,155
Net Property, Plant and Equipment Under Capital Leases	$19,540	$103,144	$14,566	$14,301	$114,759

Obligations Under Capital Leases:
Noncurrent Liability	$14,435	$61,094	$10,996	$10,929	$91,044
Liability Due Within One Year	5,105	42,050	3,570	3,372	17,557

Total Obligations Under Capital Leases	$19,540	$103,144	$14,566	$14,301	$108,601

December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under Capital Leases:
Generation	$13,531	$18,324	$—	$9,675	$34,476
Other Property, Plant and Equipment	18,720	130,249	26,532	15,413	157,853
Total Property, Plant and Equipment	32,251	148,573	26,532	25,088	192,329
Accumulated Amortization	11,379	15,356	9,800	10,957	66,637
Net Property, Plant and Equipment Under Capital Leases	$20,872	$133,217	$16,732	$14,131	$125,692

Obligations Under Capital Leases:
Noncurrent Liability	$15,718	$87,000	$11,212	$10,222	$105,086
Liability Due Within One Year	5,154	46,210	5,520	3,909	17,899

Total Obligations Under Capital Leases	$20,872	$133,210	$16,732	$14,131	$122,985

Future Minimum Lease Payments

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$5,668	$42,724	$4,140	$4,001	$23,721
2016	5,063	35,817	3,634	3,575	20,700
2017	4,171	11,419	3,381	3,425	21,863
2018	3,166	6,025	2,854	2,391	11,751
2019	1,146	2,718	747	1,173	10,463
Later Years	1,815	22,467	1,489	1,925	46,016
Total Future Minimum Lease Payments	21,029	121,170	16,245	16,490	134,514
Less Estimated Interest Element	1,489	18,026	1,679	2,189	25,913
Estimated Present Value of Future Minimum Lease Payments	$19,540	$103,144	$14,566	$14,301	$108,601

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$15,817	$95,357	$13,471	$3,031	$5,392
2016	15,101	89,448	9,575	2,922	4,679
2017	14,669	87,031	9,036	2,760	4,225
2018	13,886	85,858	7,906	2,391	3,754
2019	11,818	85,130	6,765	1,800	3,457
Later Years	42,866	262,263	24,743	5,094	14,819
Total Future Minimum Lease Payments	$114,157	$705,087	$71,496	$17,998	$36,326

Maximum Potential Loss

Company	Maximum Potential Loss
(in thousands)
APCo	$4,026
I&M	2,861
OPCo	4,829
PSO	2,214
SWEPCo	2,774

Indiana Michigan Power Co [Member] | Rockport Lease [Member]
Future Minimum Lease Payments

Future Minimum Lease Payments	I&M
(in thousands)
2015	$73,854
2016	73,854
2017	73,854
2018	73,854
2019	73,854
Later Years	221,562
Total Future Minimum Lease Payments	$590,832

Indiana Michigan Power Co [Member] | Nuclear Fuel Lease [Member]
Future Minimum Lease Payments

Future Minimum Lease Payments	I&M
(in thousands)
2015	$32,173
2016	26,879
2017	5,760
2018	2,397
Total Future Minimum Lease Payments	$67,209

Ohio Power Co [Member]
Lease Rental Costs

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,348	$93,440	$6,610	$3,171	$5,465
Amortization of Capital Leases	5,525	44,369	5,714	4,227	14,960
Interest on Capital Leases	1,012	2,834	1,189	747	7,369
Total Lease Rental Costs	$24,885	$140,643	$13,513	$8,145	$27,794

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$17,500	$95,606	$57,814	$4,131	$6,328
Amortization of Capital Leases	6,293	11,307	7,800	4,099	15,456
Interest on Capital Leases	1,410	1,870	4,125	782	8,153
Total Lease Rental Costs	$25,203	$108,783	$69,739	$9,012	$29,937

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Property, Plant and Equipment and Related Obligations Under Capital Leases

December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under Capital Leases:
Generation	$14,166	$18,681	$—	$9,625	$35,442
Other Property, Plant and Equipment	19,414	100,419	22,569	16,472	159,472
Total Property, Plant and Equipment	33,580	119,100	22,569	26,097	194,914
Accumulated Amortization	14,040	15,956	8,003	11,796	80,155
Net Property, Plant and Equipment Under Capital Leases	$19,540	$103,144	$14,566	$14,301	$114,759

Obligations Under Capital Leases:
Noncurrent Liability	$14,435	$61,094	$10,996	$10,929	$91,044
Liability Due Within One Year	5,105	42,050	3,570	3,372	17,557

Total Obligations Under Capital Leases	$19,540	$103,144	$14,566	$14,301	$108,601

December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under Capital Leases:
Generation	$13,531	$18,324	$—	$9,675	$34,476
Other Property, Plant and Equipment	18,720	130,249	26,532	15,413	157,853
Total Property, Plant and Equipment	32,251	148,573	26,532	25,088	192,329
Accumulated Amortization	11,379	15,356	9,800	10,957	66,637
Net Property, Plant and Equipment Under Capital Leases	$20,872	$133,217	$16,732	$14,131	$125,692

Obligations Under Capital Leases:
Noncurrent Liability	$15,718	$87,000	$11,212	$10,222	$105,086
Liability Due Within One Year	5,154	46,210	5,520	3,909	17,899

Total Obligations Under Capital Leases	$20,872	$133,210	$16,732	$14,131	$122,985

Future Minimum Lease Payments

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$5,668	$42,724	$4,140	$4,001	$23,721
2016	5,063	35,817	3,634	3,575	20,700
2017	4,171	11,419	3,381	3,425	21,863
2018	3,166	6,025	2,854	2,391	11,751
2019	1,146	2,718	747	1,173	10,463
Later Years	1,815	22,467	1,489	1,925	46,016
Total Future Minimum Lease Payments	21,029	121,170	16,245	16,490	134,514
Less Estimated Interest Element	1,489	18,026	1,679	2,189	25,913
Estimated Present Value of Future Minimum Lease Payments	$19,540	$103,144	$14,566	$14,301	$108,601

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$15,817	$95,357	$13,471	$3,031	$5,392
2016	15,101	89,448	9,575	2,922	4,679
2017	14,669	87,031	9,036	2,760	4,225
2018	13,886	85,858	7,906	2,391	3,754
2019	11,818	85,130	6,765	1,800	3,457
Later Years	42,866	262,263	24,743	5,094	14,819
Total Future Minimum Lease Payments	$114,157	$705,087	$71,496	$17,998	$36,326

Maximum Potential Loss

Company	Maximum Potential Loss
(in thousands)
APCo	$4,026
I&M	2,861
OPCo	4,829
PSO	2,214
SWEPCo	2,774

Public Service Co Of Oklahoma [Member]
Lease Rental Costs

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,348	$93,440	$6,610	$3,171	$5,465
Amortization of Capital Leases	5,525	44,369	5,714	4,227	14,960
Interest on Capital Leases	1,012	2,834	1,189	747	7,369
Total Lease Rental Costs	$24,885	$140,643	$13,513	$8,145	$27,794

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$17,500	$95,606	$57,814	$4,131	$6,328
Amortization of Capital Leases	6,293	11,307	7,800	4,099	15,456
Interest on Capital Leases	1,410	1,870	4,125	782	8,153
Total Lease Rental Costs	$25,203	$108,783	$69,739	$9,012	$29,937

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Property, Plant and Equipment and Related Obligations Under Capital Leases

December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under Capital Leases:
Generation	$14,166	$18,681	$—	$9,625	$35,442
Other Property, Plant and Equipment	19,414	100,419	22,569	16,472	159,472
Total Property, Plant and Equipment	33,580	119,100	22,569	26,097	194,914
Accumulated Amortization	14,040	15,956	8,003	11,796	80,155
Net Property, Plant and Equipment Under Capital Leases	$19,540	$103,144	$14,566	$14,301	$114,759

Obligations Under Capital Leases:
Noncurrent Liability	$14,435	$61,094	$10,996	$10,929	$91,044
Liability Due Within One Year	5,105	42,050	3,570	3,372	17,557

Total Obligations Under Capital Leases	$19,540	$103,144	$14,566	$14,301	$108,601

December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under Capital Leases:
Generation	$13,531	$18,324	$—	$9,675	$34,476
Other Property, Plant and Equipment	18,720	130,249	26,532	15,413	157,853
Total Property, Plant and Equipment	32,251	148,573	26,532	25,088	192,329
Accumulated Amortization	11,379	15,356	9,800	10,957	66,637
Net Property, Plant and Equipment Under Capital Leases	$20,872	$133,217	$16,732	$14,131	$125,692

Obligations Under Capital Leases:
Noncurrent Liability	$15,718	$87,000	$11,212	$10,222	$105,086
Liability Due Within One Year	5,154	46,210	5,520	3,909	17,899

Total Obligations Under Capital Leases	$20,872	$133,210	$16,732	$14,131	$122,985

Future Minimum Lease Payments

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$5,668	$42,724	$4,140	$4,001	$23,721
2016	5,063	35,817	3,634	3,575	20,700
2017	4,171	11,419	3,381	3,425	21,863
2018	3,166	6,025	2,854	2,391	11,751
2019	1,146	2,718	747	1,173	10,463
Later Years	1,815	22,467	1,489	1,925	46,016
Total Future Minimum Lease Payments	21,029	121,170	16,245	16,490	134,514
Less Estimated Interest Element	1,489	18,026	1,679	2,189	25,913
Estimated Present Value of Future Minimum Lease Payments	$19,540	$103,144	$14,566	$14,301	$108,601

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$15,817	$95,357	$13,471	$3,031	$5,392
2016	15,101	89,448	9,575	2,922	4,679
2017	14,669	87,031	9,036	2,760	4,225
2018	13,886	85,858	7,906	2,391	3,754
2019	11,818	85,130	6,765	1,800	3,457
Later Years	42,866	262,263	24,743	5,094	14,819
Total Future Minimum Lease Payments	$114,157	$705,087	$71,496	$17,998	$36,326

Maximum Potential Loss

Company	Maximum Potential Loss
(in thousands)
APCo	$4,026
I&M	2,861
OPCo	4,829
PSO	2,214
SWEPCo	2,774

Southwestern Electric Power Co [Member]
Lease Rental Costs

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,348	$93,440	$6,610	$3,171	$5,465
Amortization of Capital Leases	5,525	44,369	5,714	4,227	14,960
Interest on Capital Leases	1,012	2,834	1,189	747	7,369
Total Lease Rental Costs	$24,885	$140,643	$13,513	$8,145	$27,794

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$17,500	$95,606	$57,814	$4,131	$6,328
Amortization of Capital Leases	6,293	11,307	7,800	4,099	15,456
Interest on Capital Leases	1,410	1,870	4,125	782	8,153
Total Lease Rental Costs	$25,203	$108,783	$69,739	$9,012	$29,937

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

Property, Plant and Equipment and Related Obligations Under Capital Leases

December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under Capital Leases:
Generation	$14,166	$18,681	$—	$9,625	$35,442
Other Property, Plant and Equipment	19,414	100,419	22,569	16,472	159,472
Total Property, Plant and Equipment	33,580	119,100	22,569	26,097	194,914
Accumulated Amortization	14,040	15,956	8,003	11,796	80,155
Net Property, Plant and Equipment Under Capital Leases	$19,540	$103,144	$14,566	$14,301	$114,759

Obligations Under Capital Leases:
Noncurrent Liability	$14,435	$61,094	$10,996	$10,929	$91,044
Liability Due Within One Year	5,105	42,050	3,570	3,372	17,557

Total Obligations Under Capital Leases	$19,540	$103,144	$14,566	$14,301	$108,601

December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under Capital Leases:
Generation	$13,531	$18,324	$—	$9,675	$34,476
Other Property, Plant and Equipment	18,720	130,249	26,532	15,413	157,853
Total Property, Plant and Equipment	32,251	148,573	26,532	25,088	192,329
Accumulated Amortization	11,379	15,356	9,800	10,957	66,637
Net Property, Plant and Equipment Under Capital Leases	$20,872	$133,217	$16,732	$14,131	$125,692

Obligations Under Capital Leases:
Noncurrent Liability	$15,718	$87,000	$11,212	$10,222	$105,086
Liability Due Within One Year	5,154	46,210	5,520	3,909	17,899

Total Obligations Under Capital Leases	$20,872	$133,210	$16,732	$14,131	$122,985

Future Minimum Lease Payments

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$5,668	$42,724	$4,140	$4,001	$23,721
2016	5,063	35,817	3,634	3,575	20,700
2017	4,171	11,419	3,381	3,425	21,863
2018	3,166	6,025	2,854	2,391	11,751
2019	1,146	2,718	747	1,173	10,463
Later Years	1,815	22,467	1,489	1,925	46,016
Total Future Minimum Lease Payments	21,029	121,170	16,245	16,490	134,514
Less Estimated Interest Element	1,489	18,026	1,679	2,189	25,913
Estimated Present Value of Future Minimum Lease Payments	$19,540	$103,144	$14,566	$14,301	$108,601

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$15,817	$95,357	$13,471	$3,031	$5,392
2016	15,101	89,448	9,575	2,922	4,679
2017	14,669	87,031	9,036	2,760	4,225
2018	13,886	85,858	7,906	2,391	3,754
2019	11,818	85,130	6,765	1,800	3,457
Later Years	42,866	262,263	24,743	5,094	14,819
Total Future Minimum Lease Payments	$114,157	$705,087	$71,496	$17,998	$36,326

Maximum Potential Loss

Company	Maximum Potential Loss
(in thousands)
APCo	$4,026
I&M	2,861
OPCo	4,829
PSO	2,214
SWEPCo	2,774